FAIR VALUE MEASUREMENTS - Schedule of Digital Currency Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Digital assets	$ 40,664	$ 234,298
Bitcoin (BTC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	37,646	224,843
Ethereum (ETH)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	1,200	4,665
Polygon (MATIC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	182	1,085
Siacoin (SC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	0	803
Dai (DAI)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	0	1,353
Digital assets-Other
Indefinite-lived Intangible Assets [Line Items]
Digital assets	$ 1,636	$ 1,549